MERCANTILE CAPITAL ADVISORS, INC.

Two Hopkins Plaza

Baltimore, MD 21201

February 8, 2007

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Mercantile Alternative Strategies Fund LLC

Registration No. 811-21257

Ladies and Gentlemen:

We are filing via EDGAR, on behalf of Mercantile Alternative Strategies Fund LLC (“Registrant”), and pursuant to the Securities Exchange Act of 1934, as amended, a final amendment to the Registrant’s issuer tender offer statement originally filed on August 25, 2006.

In the event you have any questions concerning this filing, please feel free to call me at (410) 237-5106.

Sincerely,

/s/ Jennifer E. Vollmer
Jennifer E. Vollmer Secretary Mercantile Alternative Strategies Fund LLC